Income Taxes - Income tax provision (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Current expense (benefit)
Federal	$ 152,466	$ 1,319,280
Deferred expense (benefit)
Federal	(340,644)	(457,790)
State	(129,941)	(192,083)
Change in Valuation Allowance	470,585	649,873
Income tax provision	152,466	1,319,280
Operating loss carryforwards, carry forward indefinitely	0	0
Operating loss carryforwards subject to expiration	$ 809,078	$ 570,536